UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brightline Capital Management, LLC

Address:  1120 Avenue of the Americas, Suite 1505
          New York, New York 10036

13F File Number: 028-14718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Nick Khera
Title:   Managing Member
Phone:   (212) 626-6829


Signature, Place and Date of Signing:

/s/ Nick Khera                New York, New York              August 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $500
                                         (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                 Brightline Capital Management, LLC
                                                           June 30, 2012
COLUMN 1                     COLUMN  2  COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7          COLUMN 8

                             TITLE OF               VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               CLASS      CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS    SOLE      SHARED    NONE
EXCEL MARITIME CARRIERS LTD  COM        V3267N107     500      900,000 SH           SOLE                 900,000









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